Exploration costs	6 Months Ended
Jun. 30, 2017
Disclosure Text Block [Abstract]
Oil and Gas Exploration and Production Industries Disclosures [Text Block]
13	Exploration costs

	Three months ended June 30		Six months ended June 30
	2017	2016	2017	2016
Mongolia	$45	$93	$90	$282
Other	64	49	88	87
	$109	$142	$178	$369